Leases (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Leases [Abstract]
Capital leases, plant and equipment	$ 22.4	$ 12.5
Capital leases, accumulated depreciation	4.5	4.0
Operating leases, rent expense	67.6	70.4	$ 79.4
Future capital lease payment present value	10.2
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lessor, lease payments collected	186.0	146.6	132.9
Receivable Balance Reduction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lessor, lease payments collected	$ 85.5	$ 68.8	$ 72.5